UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-22656

American Funds Portfolio Series

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: October 31

Date of reporting period: July 31, 2018

Steven I. Koszalka

American Funds Portfolio Series

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

American Funds Portfolio SeriesSM
American Funds
Global Growth PortfolioSM
Investment portfolio
July 31, 2018
unaudited
Fund investments Growth funds 70%	Shares	Value (000)
EuroPacific Growth Fund, Class R-6	15,914,622	$869,734
New Perspective Fund, Class R-6	14,903,566	690,333
The Growth Fund of America, Class R-6	9,422,397	519,551
SMALLCAP World Fund, Inc., Class R-6	5,741,324	344,250
		2,423,868
Growth-and-income funds 30%
Capital World Growth and Income Fund, Class R-6	10,064,206	522,231
Fundamental Investors, Class R-6	8,059,827	520,101
		1,042,332
Total investment securities 100% (cost: $3,097,787,000)		3,466,200
Other assets less liabilities 0%		(1,248)
Net assets 100%		$3,464,952
American Funds Portfolio Series — American Funds Global Growth Portfolio — Page 1 of 9

American Funds Growth PortfolioSM
Investment portfolio
July 31, 2018
unaudited
Fund investments Growth funds 65%	Shares	Value (000)
AMCAP Fund, Class R-6	41,663,271	$1,427,800
The Growth Fund of America, Class R-6	25,859,475	1,425,891
EuroPacific Growth Fund, Class R-6	19,721,335	1,077,771
SMALLCAP World Fund, Inc., Class R-6	11,816,253	708,503
		4,639,965
Growth-and-income funds 35%
Fundamental Investors, Class R-6	22,167,492	1,430,468
The Investment Company of America, Class R-6	25,870,050	1,073,349
		2,503,817
Total investment securities 100% (cost: $5,998,093,000)		7,143,782
Other assets less liabilities 0%		(2,561)
Net assets 100%		$7,141,221
American Funds Portfolio Series — American Funds Growth Portfolio — Page 2 of 9

American Funds Growth and Income PortfolioSM
Investment portfolio
July 31, 2018
unaudited
Fund investments Growth funds 15%	Shares	Value (000)
The Growth Fund of America, Class R-6	23,882,670	$1,316,890
Growth-and-income funds 50%
The Investment Company of America, Class R-6	52,907,376	2,195,127
Capital World Growth and Income Fund, Class R-6	42,278,618	2,193,838
		4,388,965
Equity-income and Balanced funds 25%
Capital Income Builder, Class R-6	21,530,846	1,318,549
American Balanced Fund, Class R-6	31,628,934	877,387
		2,195,936
Fixed income funds 10%
The Bond Fund of America, Class R-6	69,949,577	876,468
Total investment securities 100% (cost: $7,770,570,000)		8,778,259
Other assets less liabilities 0%		(2,830)
Net assets 100%		$8,775,429
American Funds Portfolio Series — American Funds Growth and Income Portfolio — Page 3 of 9

American Funds Moderate Growth and Income PortfolioSM
Investment portfolio
July 31, 2018
unaudited
Fund investments Growth funds 10%	Shares	Value (000)
New Perspective Fund, Class R-6	17,102,711	$792,198
Growth-and-income funds 25%
Capital World Growth and Income Fund, Class R-6	22,920,477	1,189,344
Washington Mutual Investors Fund, Class R-6	17,264,461	792,784
		1,982,128
Equity-income and Balanced funds 50%
American Balanced Fund, Class R-6	71,619,296	1,986,719
American Funds Global Balanced Fund, Class R-6	60,873,034	1,981,417
		3,968,136
Fixed income funds 15%
The Bond Fund of America, Class R-6	94,874,476	1,188,777
Total investment securities 100% (cost: $7,142,973,000)		7,931,239
Other assets less liabilities 0%		(2,809)
Net assets 100%		$7,928,430
Investments in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of its outstanding voting shares. Further details on this holding and related transactions during the nine months ended July 31, 2018, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Net realized loss (000)	Net unrealized appreciation (000)	Dividend income (000)	Value of affiliate at 7/31/2018 (000)
Equity-income and Balanced funds 25%
American Funds Global Balanced Fund, Class R-6	51,804,196	9,118,126	49,288	60,873,034	$(7)	$1,677	$35,070	$1,981,417
American Funds Portfolio Series — American Funds Moderate Growth and Income Portfolio — Page 4 of 9

American Funds Conservative Growth and Income PortfolioSM
Investment portfolio
July 31, 2018
unaudited
Fund investments Growth-and-income funds 20%	Shares	Value (000)
American Mutual Fund, Class R-6	23,024,226	$967,708
Equity-income and Balanced funds 50%
The Income Fund of America, Class R-6	51,750,060	1,205,776
Capital Income Builder, Class R-6	19,606,894	1,200,726
		2,406,502
Fixed income funds 30%
American High-Income Trust, Class R-6	70,459,977	720,806
U.S. Government Securities Fund, Class R-6	53,558,247	712,860
		1,433,666
Total investment securities 100% (cost: $4,465,518,000)		4,807,876
Other assets less liabilities 0%		(1,774)
Net assets 100%		$4,806,102
Investments in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of its outstanding voting shares. Further details on this holding and related transactions during the nine months ended July 31, 2018, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Net realized loss (000)	Net unrealized depreciation (000)	Dividend income (000)	Value of affiliate at 7/31/2018 (000)
Fixed income funds 15%
U.S. Government Securities Fund, Class R-6	49,524,485	4,999,192	965,430	53,558,247	$(186)	$(23,046)	$10,565	$712,860
American Funds Portfolio Series — American Funds Conservative Growth and Income Portfolio — Page 5 of 9

American Funds Tax-Advantaged Growth and Income PortfolioSM
Investment portfolio
July 31, 2018
unaudited
Fund investments Growth-and-income funds 50%	Shares	Value (000)
Capital World Growth and Income Fund, Class R-6	8,460,328	$439,006
American Mutual Fund, Class R-6	7,843,033	329,643
Washington Mutual Investors Fund, Class R-6	7,169,582	329,227
		1,097,876
Tax-exempt fixed income funds 50%
American High-Income Municipal Bond Fund, Class R-6	34,875,511	550,336
The Tax-Exempt Bond Fund of America, Class R-6	42,958,456	550,298
		1,100,634
Total investment securities 100% (cost: $2,070,368,000)		2,198,510
Other assets less liabilities 0%		(593)
Net assets 100%		$2,197,917
Investments in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of its outstanding voting shares. Further details on this holding and related transactions during the nine months ended July 31, 2018, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Net realized loss (000)	Net unrealized depreciation (000)	Dividend income (000)	Value of affiliate at 7/31/2018 (000)
Tax-exempt fixed income funds 25%
American High-Income Municipal Bond Fund, Class R-6	26,753,484	9,462,997	1,340,970	34,875,511	$(223)	$(2,041)	$14,501	$550,336
American Funds Portfolio Series — American Funds Tax-Advantaged Growth and Income Portfolio — Page 6 of 9

American Funds Preservation PortfolioSM
Investment portfolio
July 31, 2018
unaudited
Fund investments Fixed income funds 100%	Shares	Value (000)
Intermediate Bond Fund of America, Class R-6	63,962,655	$837,911
Short-Term Bond Fund of America, Class R-6	57,044,245	558,463
		1,396,374
Total investment securities 100% (cost: $1,434,810,000)		1,396,374
Other assets less liabilities 0%		(535)
Net assets 100%		$1,395,839
Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of each fund’s outstanding voting shares. Further details on these holdings and related transactions during the nine months ended July 31, 2018, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Net realized loss (000)	Net unrealized depreciation (000)	Dividend income (000)	Value of affiliates at 7/31/2018 (000)
Fixed income funds 40%
Short-Term Bond Fund of America, Class R-6	58,053,585	3,730,102	4,739,442	57,044,245	$(410)	$(8,393)	$8,255	$558,463
Intermediate Bond Fund of America, Class R-6[1]	64,547,274	4,280,888	4,865,507	63,962,655	(1,076)	(19,257)	12,093	—
Total 40%					$(1,486)	$(27,650)	$20,348	$558,463

[1]	Unaffiliated issuer at 7/31/2018.
American Funds Portfolio Series — American Funds Preservation Portfolio — Page 7 of 9

American Funds Tax-Exempt Preservation PortfolioSM
Investment portfolio
July 31, 2018
unaudited
Fund investments Tax-exempt fixed income funds 100%	Shares	Value (000)
Limited Term Tax-Exempt Bond Fund of America, Class R-6	18,289,810	$283,858
American Funds Short-Term Tax-Exempt Bond Fund, Class R-6	12,118,564	121,670
		405,528
Total investment securities 100% (cost: $414,240,000)		405,528
Other assets less liabilities 0%		(106)
Net assets 100%		$405,422
Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of each fund’s outstanding voting shares. Further details on these holdings and related transactions during the nine months ended July 31, 2018, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Net realized loss (000)	Net unrealized depreciation (000)	Dividend income (000)	Value of affiliates at 7/31/2018 (000)
Tax-exempt fixed income funds 100%
Limited Term Tax-Exempt Bond Fund of America, Class R-6	19,361,557	1,832,380	2,904,127	18,289,810	$(1,973)	$(2,543)	$5,136	$283,858
American Funds Short-Term Tax-Exempt Bond Fund, Class R-6	12,888,610	1,118,038	1,888,084	12,118,564	(125)	(1,185)	1,448	121,670
Total 100%					$(2,098)	$(3,728)	$6,584	$405,528
American Funds Portfolio Series — American Funds Tax-Exempt Preservation Portfolio — Page 8 of 9

unaudited
Valuation disclosures

Security valuation — The net asset value of each share class of each fund is calculated based on the reported net asset values of the underlying funds in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. Generally, the funds and the underlying funds determine the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.
Processes and structure — The series’ board of trustees has delegated authority to the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The series’ investment adviser classifies each fund’s assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. At July 31, 2018, all of the investment securities held by each fund were classified as Level 1.
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectus and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
©2018 Capital Group. All rights reserved.
333 S. Hope Street, Los Angeles, CA 90071 USA
MFGEFPX-900-0918O-S66147	American Funds Portfolio Series — Page 9 of 9

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS PORTFOLIO SERIES

By /s/ Walter R. Burkley
Walter R. Burkley, Executive Vice President and Principal Executive Officer

Date: September 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Walter R. Burkley
Walter R. Burkley, Executive Vice President and Principal Executive Officer

Date: September 28, 2018

By /s/ Gregory F. Niland
Gregory F. Niland, Treasurer and Principal Financial Officer

Date: September 28, 2018